REVENUE - Revenue by customer (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 132,974	$ 198,653	$ 59,434
Customers A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		153,397
Customers B [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		18,445
Customers B [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		19,892
Customers C [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		2,549	18,779
Customers D [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		2,571	18,601
Customers D Two [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		1,697
Customers E [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		$ 102	19
Customers F [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			19,780
Customers G [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			2,065
Customers H [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			$ 190